Intangible Assets (Tables) - VEON Holdings B.V. [Member]	9 Months Ended
Sep. 30, 2025
Intangible Assets (Tables) [Line Items]
Schedule of Net Book Value of Intangible Assets

The following tables summarize the movement in the net book value of intangible assets for the years ended December 31:

Net book value	Telecommunication licenses, frequencies & permissions	Software	Brands and trademarks	Customer relationships	Other intangible assets	Goodwill	Total
As of January 1, 2024	116	114	4	23	—	15	272
Additions	35	9	—	—	50	—	94
Disposals	—	(1)	—	—	—	—	(1)
Amortization charge for the year	(14)	(26)	(2)	(3)	—	—	(45)
Transfer and reclassification	—	51	—	2	(50)	—	3
Translation adjustment	(11)	(12)	(1)	(1)	—	(1)	(26)
As of December 31, 2024	126	135	1	21	—	14	297
Net book value	Telecommunication licenses, frequencies & permissions	Software	Brands and trademarks	Customer relationships	Other intangible assets	Goodwill	Total
As of January 1, 2023	136	98	7	28	3	15	287
Additions	—	49	—	—	1	—	50
Amortization charge for the year	(15)	(27)	(3)	(4)	—	—	(49)
Transfer	—	—	—	—	(4)	—	(4)
Translation adjustment	(5)	(6)	—	(1)	—	—	(12)
As of December 31, 2023	116	114	4	23	—	15	272

Schedule of Capital Commitments for the Future Purchase of Intangible Assets	Capital commitments for the future purchase of intangible assets are as follows as of December 31:
	2024	2023
Less than 1 year	7	5
Total commitments	7	5

Schedule of Intangible Assets with a Finite Useful Life
Class of intangible asset	Useful life
Telecommunications licenses, frequencies and permissions	3 – 20 years
Software	3 – 10 years
Brands and trademarks	3 – 15 years
Customer relationships	15 – 40 years
Other intangible assets	4 – 10 years